Warrants Liability (Details)	6 Months Ended
	Jun. 30, 2024 days $ / shares shares	Dec. 31, 2023 shares	Mar. 31, 2022 $ / shares shares
Warrants Liability [Line Items]
Warrants outstanding	2,313,976	2,313,976
Price per warrant (in Dollars per share) | $ / shares	$ 0.01
Prior written notice of redemption	30 days
Redemption period	30 days
Closing price of shares (in Dollars per share) | $ / shares	$ 18
Closing price of shares	20 days
Public Warrants [Member]
Warrants Liability [Line Items]
Warrants issued			13,749,984
Term of warrants			5 years
Exercise price per share (in Dollars per share) | $ / shares			$ 11.5
Shares exercised	144,423
Warrants outstanding	13,605,561	13,605,561
Number of trading days considered for calculation of fair market value of ordinary shares (in days) | days	10
Private Warrants [Member]
Warrants Liability [Line Items]
Warrants issued			2,142,000
Term of warrants			5 years
Warrants outstanding	2,142,000
Number of trading days considered for calculation of fair market value of ordinary shares (in days) | days	10
Ordinary Shares [Member]
Warrants Liability [Line Items]
Shares exercised	144,423